Segment Reporting - Additional Information (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2024 KZT (₸) Segment	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)
Disclosure of operating segments [line items]
Number of operating segments | Segment	3
Costs and operating expenses	₸ 1,249,867	₸ 891,486	₸ 550,018
Provision expenses	113,957	79,634	55,210
Fintech Segment
Disclosure of operating segments [line items]
Costs and operating expenses	616,116	478,010	278,676
Provision expenses	₸ 113,957	₸ 79,634	₸ 55,210